TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 14:-TAXES ON INCOME

a.General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2019	2018

Beginning balance	$3,214	$1,534
Additions for prior year tax positions	484	221
Reclassified from current tax payable	-	574
Decrease for prior year tax positions	-	(88)
Additions for current year tax positions	1,899	973

Ending balance	$5,597	$3,214

As of December 31, 2019, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

The Company adjusts the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available.

During the years ended December 31, 2019, 2018 and 2017 amounts of $484, $(88) and $290, respectively, were added (deducted from) to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2019, and 2018, the Company had accrued interest liability related to uncertain tax positions in the amounts of $460 and $214 respectively, which is included within income tax accrual on the consolidated balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within taxes on income expense.

In July 2017 the Company reached a settlement with the Israeli Tax Authorities ("ITA") regarding the Company's corporate tax returns from the years 2012, 2013 and 2014. The settlement amounted to a total payment of $10,728 (NIS 37,727). The Company had provisions for the related years in the amount of $10,950. The amount in excess (approximately $200) was recorded as a tax benefit during 2017. As a result, the Company's Israeli tax returns have been examined for all years including and prior to fiscal year 2014, and the Company is no longer subject to audit for these periods.

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. As of December 31, 2019, the 2012 through 2018 tax years are open and may be subject to potential examinations in the U.S.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.Israeli taxation:

1.Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.Tax rates:

The Israeli corporate tax rate in 2019 and 2018 was 23%, and in 2017 was 24%. A company is taxable on its real capital gains at the corporate tax rate in the year of sale.

3.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company elected to apply the Preferred Enterprise regime under the Law for the Encouragement of Capital Investment (the “Investment Law”) as of 2014 tax year. The election is irrevocable. Under the Preferred Enterprise regime, a preferred income of an Enterprise located in the center of Israel is subject to tax rate of 16%.

Pursuant to Amendment 73 to the Investment Law adopted in 2017, a Company located in the Center of Israel that meets the conditions for “Preferred Technological Enterprises”, is subject to tax rate of 12% tax rate. The Company believes it meets those conditions.

Income not eligible for Preferred Enterprise benefits is taxed at a regular rate, as follows: 2019 and 2018 – 23%, 2017 – 24%.

Prior to 2014, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

Reduced income under the Investment Law including the Preferred Enterprise Regime and Preferred Technological Enterprise Regime will be freely distributable as dividends, subject to a 15% or 20% withholding tax (or lower rate for non Israeli resident shareholder, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income and Technological Preferred Enterprise to an Israeli company, no withholding tax will be remitted.

Out of the Company's retained earnings as of December 31, 2019, $128,751 are tax-exempted attributable to its Privileged Enterprise programs. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits, and an income tax liability of up to $29,613 would be incurred as of December 31, 2019.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Privileged Enterprise programs as the undistributed tax-exempt income is essentially permanent by reinvestment.

c. Taxes on income are comprised as follows:

	Year ended December 31,
	2019	2018	2017

Current taxes	$4,678	$5,371	$5,561
Deferred taxes	(1,535)	(2,308)	91

	$3,143	$3,063	$5,652

Domestic	$1,833	$2,049	$238
Foreign	1,310	1,014	5,414

	$3,143	$3,063	$5,652

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

	Year ended December 31,
	2019	2018	2017
Domestic taxes:

Current taxes	$3,670	$2,206	$238
Deferred taxes	(1,837)	(157)	-

	1,833	2,049	238
Foreign taxes:

Current taxes	1,008	3,165	5,323
Deferred taxes	302	(2,151)	91

	1,310	1,014	5,414

	$3,143	$3,063	$5,652

d.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018

Carryforward losses and tax credit	$7,175	$4,743
Deferred revenues	4,967	6,350
Temporary differences	4,484	5,093
Unrealized losses on marketable securities	-	331

Deferred tax assets before valuation allowance	16,626	16,517
Valuation allowance	(1,477)	(3,247)

Net deferred tax assets	15,149	13,270

Intangible assets, including goodwill	(5,140)	(4,047)
Depreciable assets	(1,497)	(1,780)
Unrealized gains on marketable securities	(388)	-

Deferred tax liability	(7,025)	(5,827)

Net deferred tax assets	$8,124	$7,443

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

e.Foreign:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Apportioned income is also subject to tax in various states.

At December 31, 2017, the Company re-measured certain of its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future.

The tax expense recorded in 2017 related to the re-measurement of the deferred tax balance was $3,247.

Through December 31, 2019, the U.S. subsidiary had a U.S. federal loss carry forward of $7,250, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2023 and fiscal 2038. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

g.A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income (loss) is as follows:

	Year endedDecember 31,
	2019	2018	2017

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$25,709	$14,798	$(1,841)

Statutory tax rate	23%	23%	24%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$5,913	$3,404	$(442)
Tax adjustment in respect of different tax rate of foreign subsidiary	-	65	334
Non-deductible expenses and other permanent differences	188	(340)	375
Deferred taxes on losses for which valuation allowance was provided, net	592	743	1,288
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(2,175)	(2,259)	(709)
Stock compensation relating to stock options per ASC No. 718	821	1,073	1,976
Income taxes in respect of prior years	330	273	(1,038)
Change of tax rate	-	696	3,249
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(2,783)	(684)	347
Other	257	92	272

Actual tax expense	$3,143	$3,063	$5,652
(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.00	$0.00

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.06	$0.00	$0.00

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 14:-TAXES ON INCOME (Cont.)

h.Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$19,185	$9,009	$(5,918)
Foreign	6,524	5,789	4,077

Income (loss) before taxes on income	$25,709	$14,798	$(1,841)